Income Taxes - Summary of Statutory Income Tax Rates (Detail)	3 Months Ended		11 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2011 Successor	Dec. 31, 2012 Successor	Jan. 31, 2011 Predecessor	Dec. 31, 2010 Predecessor
Effective Income Tax Rate Continuing Operations Tax Rate Reconciliation [Line Items]
Statutory tax rate		35.00%	35.00%	30.00%	35.00%	35.00%
Tax rate differences			(5.00%)	(6.00%)		93.00%
Foreign exchange	30.00%					39.00%
Disallowable expenditures			7.00%	(1.00%)		166.00%
Foreign interest disallowance			2.00%			61.00%
Gain on bargain purchase (net of tax)				(31.00%)
Resetting of tax basis to market value				(7.00%)
Permanent adjustment for fresh start (net of tax)					(29.00%)
Prior year accruals			(1.00%)			23.00%
Change in uncertain tax positions			(6.00%)			54.00%
U.S. state income taxes			2.00%			(15.00%)
Valuation allowances			(25.00%)	(1.00%)	(1.00%)	(427.00%)
Withholding taxes				2.00%
Other, net			(1.00%)	2.00%	(5.00%)	1.00%
Effective tax rate	(2.00%)	17.00%	8.00%	(12.00%)	0.00%	30.00%